Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Inventory [Line Items]
Finished goods	¥ 603,721	¥ 531,071
Work in process	44,891	49,606
Raw materials	387,167	319,136
Inventories (notes 5 and 9)	¥ 1,035,779	¥ 899,813